Intangible Assets (Schedule of Finite-Lived Intangible Assets, Future Amortization Expense) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014
INTANGIBLE ASSETS [Abstract]
2015	165,532
2016	121,556
2017	55,259
2018	29,340
2019	20,611
Total	392,298